ACCOUNTS PAYABLE	12 Months Ended
Feb. 28, 2023
Accounts Payable
ACCOUNTS PAYABLE
10.	ACCOUNTS PAYABLE

	2023	2022
	$	$
Accounts payable	1,556,396	1,373,242
Accrued liabilities	95,724	138,787
Wages payable	11,665	-
Accounts payable and accrued liabilities	1,663,785	1,512,029